Schedule of Investments (unaudited)
October 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)(b)	2,253,110	$171,709,513
Total Investment Companies (Cost: $139,015,491)		171,709,513
Short-Term Securities
Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(c)(d)	30,323,693	30,338,855
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	60,000	60,000
Total Short-Term Securities — 17.7% (Cost: $30,398,855)		30,398,855
Total Investments in Securities — 117.5% (Cost: $169,414,346)		202,108,368
Liabilities in Excess of Other Assets — (17.5)%		(30,170,660)
Net Assets — 100.0%		$171,937,708

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$30,338,855 (a)	$—	$—	$—	$30,338,855	30,323,693	$4,723 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(30,000)(a)	—	—	60,000	60,000	725	—
iShares MSCI EAFE Small-Cap ETF	162,258,355	7,172,106	(6,228,941)	747,610	7,760,383	171,709,513	2,253,110	—	—
				$747,610	$7,760,383	$202,108,368		$5,448	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	22,213,000	USD	2,858,007	State Street Bank & Trust Company	11/04/25	$607
ILS	287,000	USD	86,879	Barclays Bank PLC	11/04/25	1,199
USD	18,399,120	AUD	27,761,000	State Street Bank & Trust Company	11/04/25	235,099
USD	7,708,003	CHF	6,109,000	State Street Bank & Trust Company	11/04/25	116,825
USD	3,257,393	DKK	20,657,000	Morgan Stanley & Co. International PLC	11/04/25	69,068
USD	30,390,580	EUR	25,815,000	Deutsche Bank Securities Inc.	11/04/25	634,918
USD	190,730	EUR	162,000	Morgan Stanley & Co. International PLC	11/04/25	4,000

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,940	EUR	11,000	UBS AG	11/04/25	$261
USD	56,500	GBP	42,000	BNP Paribas SA	11/04/25	1,325
USD	21,601,299	GBP	16,066,000	Morgan Stanley & Co. International PLC	11/04/25	495,401
USD	399,903	GBP	297,000	State Street Bank & Trust Company	11/04/25	9,735
USD	60,855,113	JPY	8,956,266,000	Bank of America N.A.	11/04/25	2,739,053
USD	2,523,891	JPY	371,454,000	Morgan Stanley & Co. International PLC	11/04/25	113,573
USD	36,589	NOK	365,000	JPMorgan Chase Bank N.A.	11/04/25	554
USD	3,617,748	NOK	36,074,000	Morgan Stanley & Co. International PLC	11/04/25	56,379
USD	768,622	NZD	1,322,000	Barclays Bank PLC	11/04/25	12,107
USD	8,613,003	SEK	80,873,000	Morgan Stanley & Co. International PLC	11/04/25	100,280
USD	777	SGD	1,000	Morgan Stanley & Co. International PLC	11/04/25	9
USD	3,264,285	SGD	4,199,000	State Street Bank & Trust Company	11/04/25	38,255
USD	18,073,674	AUD	27,599,000	BNP Paribas SA	12/02/25	9,651
USD	579,551	AUD	885,000	Morgan Stanley & Co. International PLC	12/02/25	304
USD	148,459	CHF	119,000	JPMorgan Chase Bank N.A.	12/02/25	101
USD	7,488,884	CHF	5,992,000	State Street Bank & Trust Company	12/02/25	18,641
USD	3,184,721	DKK	20,565,000	JPMorgan Chase Bank N.A.	12/02/25	4,603
USD	271,934	DKK	1,756,000	Morgan Stanley & Co. International PLC	12/02/25	391
USD	435,817	EUR	377,000	Morgan Stanley & Co. International PLC	12/02/25	581
USD	29,909,731	EUR	25,873,000	Societe Generale	12/02/25	40,110
USD	608,347	GBP	463,000	BNP Paribas SA	12/02/25	67
USD	21,459,317	GBP	16,332,000	Morgan Stanley & Co. International PLC	12/02/25	2,648
USD	6,128,883	ILS	19,946,000	Barclays Bank PLC	12/02/25	8,077
USD	60,740,410	JPY	9,331,760,000	Bank of America N.A.	12/02/25	21,587
USD	1,267,126	JPY	194,674,000	Morgan Stanley & Co. International PLC	12/02/25	444
USD	3,634,575	NOK	36,771,000	Morgan Stanley & Co. International PLC	12/02/25	4,424
USD	760,216	NZD	1,326,000	State Street Bank & Trust Company	12/02/25	527
USD	8,692,540	SEK	82,376,000	JPMorgan Chase Bank N.A.	12/02/25	7,062
USD	3,375,112	SGD	4,383,000	State Street Bank & Trust Company	12/02/25	409
						4,748,275
AUD	123,000	USD	80,582	Bank of America N.A.	11/04/25	$(103)
AUD	27,599,000	USD	18,067,685	BNP Paribas SA	11/04/25	(9,661)
AUD	39,000	USD	25,816	JPMorgan Chase Bank N.A.	11/04/25	(298)
CHF	10,000	USD	12,611	Bank of New York	11/04/25	(185)
CHF	169,000	USD	213,249	JPMorgan Chase Bank N.A.	11/04/25	(3,246)
CHF	26,000	USD	32,420	Morgan Stanley & Co. International PLC	11/04/25	(112)
CHF	5,904,000	USD	7,354,718	State Street Bank & Trust Company	11/04/25	(18,278)
DKK	20,657,000	USD	3,192,988	JPMorgan Chase Bank N.A.	11/04/25	(4,663)
EUR	115,000	USD	133,016	JPMorgan Chase Bank N.A.	11/04/25	(461)
EUR	25,873,000	USD	29,862,617	Societe Generale	11/04/25	(40,102)
GBP	73,000	USD	95,973	JPMorgan Chase Bank N.A.	11/04/25	(73)
GBP	16,332,000	USD	21,457,798	Morgan Stanley & Co. International PLC	11/04/25	(2,455)
HKD	99,000	USD	12,741	Bank of New York	11/04/25	(1)
ILS	17,975,000	USD	5,523,631	Barclays Bank PLC	11/04/25	(7,204)
ILS	80,000	USD	24,600	State Street Bank & Trust Company	11/04/25	(48)
JPY	9,071,494,000	USD	58,878,515	Bank of America N.A.	11/04/25	(14,755)
JPY	256,226,000	USD	1,727,082	JPMorgan Chase Bank N.A.	11/04/25	(64,464)
NOK	160,000	USD	15,913	Bank of New York	11/04/25	(117)
NOK	36,279,000	USD	3,586,422	Morgan Stanley & Co. International PLC	11/04/25	(4,814)
NZD	6,000	USD	3,444	Bank of New York	11/04/25	(10)
NZD	9,000	USD	5,225	BNP Paribas SA	11/04/25	(75)
NZD	3,000	USD	1,744	Morgan Stanley & Co. International PLC	11/04/25	(27)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	1,304,000	USD	746,736	State Street Bank & Trust Company	11/04/25	$(522)
SEK	350,000	USD	37,097	Bank of New York	11/04/25	(256)
SEK	78,574,000	USD	8,277,482	JPMorgan Chase Bank N.A.	11/04/25	(6,753)
SEK	1,949,000	USD	207,671	Morgan Stanley & Co. International PLC	11/04/25	(2,519)
SGD	19,000	USD	14,614	Bank of New York	11/04/25	(16)
SGD	4,181,000	USD	3,212,571	State Street Bank & Trust Company	11/04/25	(370)
USD	2,819,315	HKD	21,920,000	Bank of New York	11/04/25	(1,592)
USD	26,749	HKD	208,000	Citibank N.A.	11/04/25	(19)
USD	23,668	HKD	184,000	State Street Bank & Trust Company	11/04/25	(12)
USD	133,721	ILS	443,000	Barclays Bank PLC	11/04/25	(2,234)
USD	5,413,279	ILS	17,899,000	State Street Bank & Trust Company	11/04/25	(79,824)
USD	297,615	AUD	455,000	JPMorgan Chase Bank N.A.	12/02/25	(190)
USD	55,665	DKK	360,000	Morgan Stanley & Co. International PLC	12/02/25	(4)
USD	439,786	EUR	381,000	Bank of America N.A.	12/02/25	(67)
USD	298,152	GBP	227,000	Barclays Bank PLC	12/02/25	(77)
USD	2,910,412	HKD	22,608,000	State Street Bank & Trust Company	12/02/25	(725)
USD	112,142	ILS	366,000	UBS AG	12/02/25	(172)
USD	17,752	NZD	31,000	Citibank N.A.	12/02/25	(9)
USD	170,595	SEK	1,618,000	Morgan Stanley & Co. International PLC	12/02/25	(2)
USD	32,332	SGD	42,000	Morgan Stanley & Co. International PLC	12/02/25	(6)
						(266,521)
						$4,481,754
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$171,709,513	$—	$—	$171,709,513
Short-Term Securities
Money Market Funds	30,398,855	—	—	30,398,855
	$202,108,368	$—	$—	$202,108,368

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$4,748,275	$—	$4,748,275
Liabilities
Foreign Currency Exchange Contracts	—	(266,521)	—	(266,521)
	$—	$4,481,754	$—	$4,481,754

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar